PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net [Abstract]
Property and equipment	$ 12,783	$ 5,228
Less: Accumulated depreciation	(3,875)	(3,232)
Property and equipment, net	8,908	1,996
Depreciation and amortization expense	1,041	894	$ 780
Disposals of Property and Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment	468
Less: Accumulated depreciation	(398)
Disposals	70
Laboratory and Production Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment	7,465	4,245
Computer Equipment [Member]
Property and Equipment, Net [Abstract]
Property and equipment	637	765
Software [Member]
Property and Equipment, Net [Abstract]
Property and equipment	156	136
Furniture and Fixtures [Member]
Property and Equipment, Net [Abstract]
Property and equipment	125	47
Leasehold Improvements [Member]
Property and Equipment, Net [Abstract]
Property and equipment	790	0
Construction in Process [Member]
Property and Equipment, Net [Abstract]
Property and equipment	$ 3,610	$ 35